INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Jan. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL [Text Block]

8. INTANGIBLE ASSETS AND GOODWILL

a) Intangible assets

A summary of the Company's intangible assets subject to amortization is as follows:

	January 31, 2024	January 31, 2023
	$	$
Licenses	12,010,274	12,167,021
Brands	644,800	644,800
Customer relationships	1,540,447	1,540,447
	14,195,521	14,352,268
Less: accumulated amortization	(7,712,656)	(6,465,443)
	6,482,865	7,886,825

During the year ended January 31, 2024, the Company recognized amortization expense on intangible assets of $1,332,507 (2023 - $1,337,336). Of the total amortization expense, $9,071 (2023 - $9,065) was allocated to inventory.

During the year ended January 31, 2024, the Company disposed of licenses in Oregon with a cost of $156,750 and accumulated amortization of $85,294 (Note 4).

The estimated aggregate amortization expense for each of the five succeeding years is as follows:

$
January 31, 2025	1,298,974
January 31, 2026	1,298,974
January 31, 2027	1,298,974
January 31, 2028	1,298,974
January 30, 2029	1,286,969
6,482,865

b) Goodwill

As at January 31, 2024 and 2023, the Company had goodwill of $28,541,323 and $28,541,323, respectively, which was allocated to the Nevada reporting unit. There was no impairment on goodwill identified during the years ended January 31, 2024 and 2023.